Employee Benefit Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Provisions for employee benefits	¥ 166,998	¥ 95,150	¥ 60,403